Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Finance Cost [abstract]
Costs related to undrawn credit facilities	$ 5,347	$ 5,162
Interest expense - lease liabilities	284	207
Letters of guarantee	(82)	141
Total finance costs	$ 5,549	$ 5,510